Label	Element	Value
Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Small/Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Bridge Builder Small/Mid Cap Value Fund (the “Fund” or the “Small/Mid Cap Value Fund”) is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), Edward Jones Guided Solutions® (“Guided Solutions”) or Edward Jones Financial Advisor Managed Solutions™ (“FA Managed Solutions”) (collectively, the “Advisory Programs”), which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid‑capitalization companies and other instruments, such as certain investment companies (see below), that seek to track the performance of securities of small and mid‑capitalization companies. The Fund defines small and mid‑capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index (as of April 30, 2024, companies with capitalizations between approximately $150.4 million and $51.8 billion). The market capitalization of the companies included in the Russell MidCap® Index and the Russell 2000® Index will change with market conditions.
While the Fund primarily invests in equity securities of small and mid‑capitalization companies, it may also invest in securities of large capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in futures contracts, principally for cash equitization purposes. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. As of September 30, 2024, the Fund had significant exposure to securities of companies in the industrials sector. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: American Century Investment Management, Inc. (“American Century”), BlackRock Investment Management, LLC (“BlackRock”), Boston Partners Global Investors, Inc. (“Boston Partners”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), LSV Asset Management (“LSV”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Silvercrest Asset Management Group LLC (“Silvercrest”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segments of the United States market for publicly traded equity securities as represented by the Russell Midcap® Value Index, which tracks the performance of mid‑capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small capitalization companies.
Boston Partners’ Principal Investment Strategies
Boston Partners primarily invests in mid‑capitalization companies. Boston Partners uses bottom‑up fundamental analysis to make investment decisions. Boston Partners’ strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum. Boston Partners’ strategy seeks to add value through bottom‑up stock selection.
Diamond Hill’s Principal Investment Strategies
Diamond Hill typically invests in U.S. equity securities of small- to mid‑market capitalization companies. Diamond Hill seeks long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value. Diamond Hill focuses on estimating a company’s value independent of its current stock price primarily focusing on a “bottom‑up” analysis. If Diamond Hill’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, Diamond Hill is not constrained by the sector or industry weights in the benchmark.
LSV’s Principal Investment Strategies
LSV primarily invests in mid‑capitalization companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
MFS’ Principal Investment Strategies
MFS primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS normally invests across different industries and sectors, but MFS may invest a significant percentage of the portion of the Fund’s assets allocated to MFS in issuers in a single industry or sector. MFS uses an active bottom‑up investment approach to buying and selling investments. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
Silvercrest’s Principal Investment Strategies
Silvercrest primarily invests in small capitalization companies. These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:
●	Business that results in relatively consistent longer-term earning and cash flow growth;
●	Franchise/asset value that may make the company attractive to potential acquirers;
●	Cyclically depressed earnings and/or cash flow that has potential for improvement; or
●	A catalyst that will promote recognition of the company’s undervalued status.
Vaughan Nelson’s Principal Investment Strategies
Vaughan Nelson primarily invests in mid‑capitalization companies with a focus on those companies meeting Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom‑up value-oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
●	Companies earning a positive return on capital with stable‑to‑improving returns;
●	Companies valued at a discount to their asset value; and
●	Companies with an attractive and sustainable dividend level.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in an Advisory Program. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance and a more narrowly based index that reflects the market sectors in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgebuildermutualfunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest (quarter ended December 31, 2020)	25.39%
Lowest (quarter ended March 31, 2020)	-32.28%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/24 to 9/30/24 was 12.70%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500® Value Index to the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 2500® Value Index measures the performance of the small to mid‑cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price‑to‑book and lower forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2023
Bridge Builder Small/Mid Cap Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Bridge Builder Small/Mid Cap Value Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bridge Builder Small/Mid Cap Value Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Bridge Builder Small/Mid Cap Value Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Equity Securities Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

Bridge Builder Small/Mid Cap Value Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub‑adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

Bridge Builder Small/Mid Cap Value Fund | Smaller Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

Bridge Builder Small/Mid Cap Value Fund | Value Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Value Style Risk. The Fund is managed primarily in a value investment style. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Bridge Builder Small/Mid Cap Value Fund | American Depositary Receipts or Global Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non‑U.S. securities they represent. They are affected by the risks associated with non‑U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Bridge Builder Small/Mid Cap Value Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

Bridge Builder Small/Mid Cap Value Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

Bridge Builder Small/Mid Cap Value Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Derivatives Risk. An investment in derivatives (such as futures contracts) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below.

Bridge Builder Small/Mid Cap Value Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, terrorism, armed conflicts and other geopolitical events, additional or fewer government regulations, the imposition of tariffs and other restrictions on trade or economic sanctions, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. Geopolitical or other events such as nationalization or expropriation could cause the loss of the Fund’s entire investment in one or more countries. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Bridge Builder Small/Mid Cap Value Fund | Investment Company and Exchange Traded Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Bridge Builder Small/Mid Cap Value Fund | Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

Bridge Builder Small/Mid Cap Value Fund | Issuer Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

Bridge Builder Small/Mid Cap Value Fund | Larger Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Bridge Builder Small/Mid Cap Value Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

Bridge Builder Small/Mid Cap Value Fund | Multi Manager and Multi Style Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub‑advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub‑advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub‑advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub‑advisers may be purchasing securities at the same time other Sub‑advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Bridge Builder Small/Mid Cap Value Fund | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Passive Management Risk. Because the portion of the Fund allocated to BlackRock is managed so that its total return closely corresponds with that of the Russell Midcap® Value Index and the Russell 2000® Value Index, the Fund faces a risk of poor performance if either index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise either index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in either index.

Bridge Builder Small/Mid Cap Value Fund | Real Estate Investment Trusts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

Bridge Builder Small/Mid Cap Value Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Large redemptions of the Fund’s shares may force the Fund to sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Bridge Builder Small/Mid Cap Value Fund | Regulatory and Judicial Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Regulatory and Judicial Risk. The regulation of security markets, transactions and portfolio companies is subject to change. Such regulatory changes and judicial actions could have a substantial adverse effect on the Fund’s performance.

Bridge Builder Small/Mid Cap Value Fund | Sector Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

○
Industrials Sector Risk. From time to time, the Fund may focus its investments in the industrials sector. The industrials sector predominantly consists of the capital goods, transportation and commercial services industries. These areas of the economy can be more cyclically sensitive, given the dependence on capital expenditure company spending. For instance, in a cyclical downturn companies may decrease their planned spending on machinery, building products and electrical equipment leading industrials companies to incur losses.

Bridge Builder Small/Mid Cap Value Fund | Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[3]
Less Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.41%	[3]
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	190
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	$ 821
2016	rr_AnnualReturn2016	17.01%
2017	rr_AnnualReturn2017	12.64%
2018	rr_AnnualReturn2018	(14.43%)
2019	rr_AnnualReturn2019	28.05%
2020	rr_AnnualReturn2020	4.80%
2021	rr_AnnualReturn2021	28.02%
2022	rr_AnnualReturn2022	(9.68%)
2023	rr_AnnualReturn2023	15.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s performance (before taxes) from 1/1/24 to 9/30/24
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.28%)
1 Year	rr_AverageAnnualReturnYear01	15.04%
5 Years	rr_AverageAnnualReturnYear05	12.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund | Return After Taxes on Distributions | Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.00%
5 Years	rr_AverageAnnualReturnYear05	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	9.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[4]
Bridge Builder Small/Mid Cap Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015	[4]

[1]
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2025, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”) of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2025, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other mutual funds, including exchange-traded funds.
[3]
The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

[4]
Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2500® Value Index to the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 2500® Value Index measures the performance of the small to mid‑cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price‑to‑book and lower forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.